Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income/(Loss)	Accumulated Deficit
Beginning balance (in shares) at Jan. 31, 2013		585,627,000
Beginning balance at Jan. 31, 2013	$ 2,317,633	$ 586	$ 2,410,892	$ 17,137	$ (110,982)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and stock grants to board members for board services (in shares)		9,952,000
Exercise of stock options and stock grants to board members for board services	197,022	$ 10	197,012
Vested restricted stock units converted to shares (in shares)		9,265,000
Vested restricted stock units converted to shares	9	$ 9	0
Shares issued related to business combinations (in shares)		2,367,000
Shares issued related to business combinations	81,193	$ 2	81,191
Shares issued under employee stock plans (in shares)		2,932,000
Shares issued under employee stock plans	92,485	$ 3	92,482
Tax benefits from employee stock plans	8,048		8,048
Stock-based expenses	494,615		494,615
Temporary equity reclassification	26,907		26,907
Equity component of the convertible notes issuance, net	121,230		121,230
Purchase of convertible note hedges	(153,800)		(153,800)
Issuance of warrants	84,800		84,800
Other comprehensive income, net of tax	543			543
Net loss	(232,175)				(232,175)
Ending balance (in shares) at Jan. 31, 2014		610,143,000
Ending balance at Jan. 31, 2014	3,038,510	$ 610	3,363,377	17,680	(343,157)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and stock grants to board members for board services (in shares)		7,413,000
Exercise of stock options and stock grants to board members for board services	182,278	$ 8	182,270
Vested restricted stock units converted to shares (in shares)		9,259,000
Vested restricted stock units converted to shares	9	$ 9
Shares issued related to business combinations (in shares)		7,185,000
Shares issued related to business combinations	339,083	$ 7	339,076
Shares issued under employee stock plans (in shares)		3,264,000
Shares issued under employee stock plans	127,820	$ 4	127,816
Tax benefits from employee stock plans	7,730		7,730
Settlement of 0.75% convertible notes and related warrants	22,749	$ 13	22,736
Settlement of 0.75% convertible notes and related warrants (in shares)		13,332,000
Stock-based expenses	561,480		561,480
Other comprehensive income, net of tax	(41,788)			(41,788)
Net loss	(262,688)				(262,688)
Ending balance (in shares) at Jan. 31, 2015		650,596,000
Ending balance at Jan. 31, 2015	$ 3,975,183	$ 651	4,604,485	(24,108)	(605,845)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and stock grants to board members for board services (in shares)	8,188,987	8,278,000
Exercise of stock options and stock grants to board members for board services	$ 296,501	$ 8	296,493
Vested restricted stock units converted to shares (in shares)		8,933,000
Vested restricted stock units converted to shares	9	$ 9
Shares issued related to business combinations (in shares)		117,000
Shares issued related to business combinations	0	$ 0	0
Shares issued under employee stock plans (in shares)		3,005,000
Shares issued under employee stock plans	154,960	$ 3	154,957
Tax benefits from employee stock plans	59,496		59,496
Stock-based expenses	589,955		589,955
Other comprehensive income, net of tax	(25,809)			(25,809)
Net loss	(47,426)				(47,426)
Ending balance (in shares) at Jan. 31, 2016		670,929,000
Ending balance at Jan. 31, 2016	$ 5,002,869	$ 671	$ 5,705,386	$ (49,917)	$ (653,271)